Defined Contribution Plan	12 Months Ended
Dec. 31, 2023
Defined Contribution Plan [Abstract]
Defined Contribution Plan
14. Defined Contribution Plan
The Company has a defined contribution savings plan under Section 401(k) of the Internal Revenue Code (the 401(k) Plan). The 401(k) Plan covers all employees who meet defined minimum age and service requirements and allows participants the option to elect to defer a portion of their annual compensation on a pretax basis, as well as Roth post tax deferrals. As currently designed, the Company is not required to make and has not made any contributions to the 401(k) Plan.